Investment Portfolio	as of March 31, 2021 (Unaudited)
DWS International Growth VIP
	Shares	Value ($)

Common Stocks 97.5%
Argentina 2.6%
Globant SA*	1,931	400,895
MercadoLibre, Inc.*	70	103,050
(Cost $226,873)		503,945
Australia 0.2%
Appen Ltd. (Cost $76,126)	3,592	43,609
Brazil 1.7%
Magazine Luiza SA	33,569	120,710
Pagseguro Digital Ltd. "A"*	4,547	210,526
(Cost $236,171)		331,236
Canada 6.8%
Agnico Eagle Mines Ltd.	3,635	210,140
Alimentation Couche-Tard, Inc. "B"	5,727	184,657
Brookfield Asset Management, Inc. "A"	14,746	655,925
Canadian National Railway Co.	2,263	262,621
(Cost $630,775)		1,313,343
China 8.1%
Alibaba Group Holding Ltd. (ADR)*	1,758	398,591
Dada Nexus Ltd. (ADR)*	565	15,334
Minth Group Ltd.	16,870	70,635
New Oriental Education & Technology Group, Inc. (ADR)*	12,000	168,000
Ping An Healthcare and Technology Co., Ltd. 144A*	2,200	27,833
Ping An Insurance (Group) Co. of China Ltd. "H"	32,000	384,001
Tencent Holdings Ltd.	6,200	493,057
(Cost $833,558)		1,557,451
France 12.0%
Capgemini SE	1,286	218,997
Cie de Saint-Gobain*	3,115	184,168
LVMH Moet Hennessy Louis Vuitton SE	825	550,584
Orpea SA*	1,111	128,866
Schneider Electric SE	494	75,484
SMCP SA 144A*	6,363	45,947
Teleperformance	1,039	379,595
TOTAL SE	5,830	271,991
VINCI SA	2,773	284,395
Vivendi SA	5,306	174,112
(Cost $1,687,625)		2,314,139
Germany 14.1%
adidas AG*	339	105,918
Allianz SE (Registered)	1,372	349,537
Auto1 Group SE 144A*	1,692	95,936

BASF SE	2,558	212,504
Brenntag SE	1,300	111,140
Deutsche Boerse AG	2,736	455,262
Deutsche Post AG (Registered)	1,260	69,192
Evonik Industries AG	6,580	232,852
Evotec SE*	4,050	146,075
Fresenius Medical Care AG & Co. KGaA	2,000	147,613
LANXESS AG	2,055	151,610
MYT Netherlands Parent BV (ADR)* (a)	2,835	80,117
SAP SE	1,683	206,581
TeamViewer AG 144A*	6,732	288,315
Wacker Chemie AG	482	68,619
(Cost $2,359,618)		2,721,271
Hong Kong 1.5%
Techtronic Industries Co., Ltd. (Cost $46,071)	16,597	284,784
Ireland 3.2%
Experian PLC	10,631	366,248
Kerry Group PLC "A"	2,052	256,992
(Cost $387,655)		623,240
Japan 9.4%
Daikin Industries Ltd.	1,800	364,427
Fast Retailing Co., Ltd.	300	240,194
Hoya Corp.	2,600	306,327
Kao Corp.	1,100	72,725
Keyence Corp.	800	364,759
Lasertec Corp.	500	66,413
MISUMI Group, Inc.	4,011	116,826
Shimadzu Corp.	4,400	159,842
Shiseido Co., Ltd.	2,000	134,481
(Cost $1,148,626)		1,825,994
Korea 2.1%
Samsung Electronics Co., Ltd. (Cost $245,089)	5,632	406,825
Luxembourg 1.2%
Eurofins Scientific SE* (Cost $60,208)	2,471	236,734
Netherlands 8.6%
Adyen NV 144A*	87	194,427
Airbus SE*	1,095	124,183
ASML Holding NV	533	328,078
ING Groep NV	16,829	206,932
Koninklijke DSM NV	810	137,305
Koninklijke Philips NV*	5,005	285,816
NXP Semiconductors NV (b)	1,152	231,944
Prosus NV	1,374	153,544
(Cost $1,182,645)		1,662,229
Singapore 2.1%
DBS Group Holdings Ltd. (Cost $304,520)	19,000	408,419
Sweden 3.4%
Assa Abloy AB "B"	4,050	116,530
Hexagon AB "B"	1,109	102,429

Nobina AB 144A*	22,904	192,309
Olink Holding AB (ADR)*	153	5,508
Spotify Technology SA* (b)	899	240,887
(Cost $411,746)		657,663
Switzerland 6.9%
Alcon, Inc.*	656	45,919
Lonza Group AG (Registered)	855	479,267
Nestle SA (Registered)	3,604	401,754
Roche Holding AG (Genusschein)	790	255,305
Zur Rose Group AG*	420	157,889
(Cost $697,874)		1,340,134
Taiwan 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd. (Cost $158,703)	22,000	458,060
United Kingdom 3.4%
Clarivate PLC* (b)	5,750	151,742
Farfetch Ltd. "A"* (b)	2,770	146,865
Halma PLC	4,847	158,619
Rentokil Initial PLC*	30,200	201,844
(Cost $493,879)		659,070
United States 7.8%
Activision Blizzard, Inc.	2,041	189,813
EPAM Systems, Inc.*	1,121	444,690
Marsh & McLennan Companies, Inc.	1,741	212,054
MasterCard, Inc. "A"	617	219,683
NVIDIA Corp.	341	182,070
Schlumberger NV	2,671	72,624
Thermo Fisher Scientific, Inc.	430	196,243
(Cost $591,476)		1,517,177
Total Common Stocks (Cost $11,779,238)		18,865,323

Preferred Stocks 1.2%
Germany
Sartorius AG (Cost $137,087)	472	235,765

Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d) (Cost $46,750)	46,750	46,750

Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.04% (c) (Cost $190,959)	190,959	190,959

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $12,154,034)	99.9	19,338,797
Other Assets and Liabilities, Net	0.1	17,042
Net Assets	100.0	19,355,839
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

A summary of the Fund’s transactions with affiliated investments during the period ended March 31, 2021 are as follows:
Value ($) at 12/31/2020	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreciation (Depreciation) ($)	Income ($)	Capital Gain Distributions ($)	Number of Shares at 3/31/2021	Value ($) at 3/31/2021
Securities Lending Collateral 0.2%
DWS Government & Agency Securities Portfolio "DWS Government Cash Institutional Shares", 0.01% (c) (d)
—	46,750 (e)	—	—	—	213	—	46,750	46,750
Cash Equivalents 1.0%
DWS Central Cash Management Government Fund, 0.04% (c)
458,187	1,251,978	1,519,206	—	—	42	—	190,959	190,959
458,187	1,298,728	1,519,206	—	—	255	—	237,709	237,709
*	Non-income producing security.
(a)	All or a portion of these securities were on loan. In addition, "Other Assets and Liabilities, Net" may include pending sales that are also on loan. The value of securities loaned at March 31, 2021 amounted to $48,042, which is 0.3% of net assets.
(b)	Listed on the New York Stock Exchange.
(c)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.
(d)	Represents cash collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.
(e)	Represents the net increase (purchase cost) or decrease (sales proceeds) in the amount invested in cash collateral for the period ended March 31, 2021.
144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
ADR: American Depositary Receipt
At March 31, 2021 the DWS International Growth VIP had the following sector diversification:
Sector Diversification	Market Value ($)	As a % of Investment Portfolio excluding Securities Lending Collateral and Cash Equivalents
Information Technology	4,686,762	25%
Industrials	3,285,488	17%
Financials	2,672,130	14%
Health Care	2,497,271	13%
Consumer Discretionary	2,295,425	12%
Consumer Staples	1,208,498	6%
Communication Services	1,097,869	6%
Materials	1,013,030	5%
Energy	344,615	2%
Total	19,101,088	100%
Sector diversification is subject to change.

Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of March 31, 2021 in valuing the Fund's investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Argentina	$503,945	$—	$—	$503,945
Australia	—	43,609	—	43,609
Brazil	331,236	—	—	331,236
Canada	1,313,343	—	—	1,313,343
China	581,925	975,526	—	1,557,451
France	—	2,314,139	—	2,314,139
Germany	80,117	2,641,154	—	2,721,271
Hong Kong	—	284,784	—	284,784
Ireland	—	623,240	—	623,240
Japan	—	1,825,994	—	1,825,994
Korea	—	406,825	—	406,825
Luxembourg	—	236,734	—	236,734
Netherlands	231,944	1,430,285	—	1,662,229
Singapore	—	408,419	—	408,419
Sweden	246,395	411,268	—	657,663
Switzerland	—	1,340,134	—	1,340,134
Taiwan	—	458,060	—	458,060
United Kingdom	298,607	360,463	—	659,070
United States	1,517,177	—	—	1,517,177
Preferred Stocks	—	235,765	—	235,765
Short-Term Investments (a)	237,709	—	—	237,709
Total	$5,342,398	$13,996,399	$—	$19,338,797
(a)	See Consolidated Investment Portfolio for additional detailed categorizations.
OBTAIN AN OPEN-END FUND PROSPECTUS
To obtain a summary prospectus, if available, or prospectus, download one from fundsus.dws.com, talk to your financial representative or call (800) 728-3337. We advise you to carefully consider the product's objectives, risks, charges and expenses before investing. The summary prospectus and prospectus contain this and other important information about the investment product. Please read the prospectus carefully before you invest.
CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
DWS Distributors, Inc., 222 South Riverside Plaza, Chicago, IL 60606, (800) 621-1148
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
VS2IG-PH1
R-080548-1 (1/23)